Right-of-Use Assets (Details) - Schedule of Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statements of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	$ 10,088	$ 12,280	$ 9,208
Expenses relating to short-term lease and low value assets	292,897	224,731	195,910
Depreciation charge for right-of-use assets	$ 165,862	$ 127,352	$ 133,005